CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 3,044	$ (6,900)	$ 1,026
Realized foreign currency translation adjustments		64
Foreign currency translation adjustments	(1,740)	1,772	(73)
Total comprehensive income (loss)	1,304	(5,064)	953
Net income (loss) attributable to:
Non-controlling interests		14	(3)
Redeemable non-controlling interests	95
Magal shareholders'	2,949	(6,914)	1,029
Net income (loss)	3,044	(6,900)	1,026
Total comprehensive income (loss) attributable to:
Non-controlling interests		14	(3)
Redeemable non-controlling interests	(5)
Magal shareholders'	1,309	(5,078)	956
Total comprehensive income (loss)	$ 1,304	$ (5,064)	$ 953